PREFERRED LIMITED PARTNERS' EQUITY	6 Months Ended
Jun. 30, 2023
Disclsoure of Preferred Limited Partners Equity [Abstract]
PREFERRED LIMITED PARTNERS' EQUITY	PREFERRED LIMITED PARTNERS' EQUITY
Brookfield Renewable’s preferred limited partners’ equity comprises of Class A Preferred units as follows:

(MILLIONS, EXCEPT AS NOTED)	Shares outstanding	Cumulative distribution rate (%)	Earliest permitted redemption date	Distributions declared for the six months ended June 30		Carrying value as at
				2023	2022	June 30, 2023	December 31, 2022
Series 7 (C$175)	7.00	5.50	January 2026	4	4	128	128
Series 11 (C$250)(1)	—	5.00	April 2022	—	3	—	—
Series 13 (C$250)	10.00	6.05	April 2028	5	5	196	196
Series 15 (C$175)	7.00	5.75	April 2024	4	4	126	126
Series 17 ($200)	8.00	5.25	March 2025	5	5	195	195
Series 18 (C$150)	6.00	5.50	April 2027	2	2	115	115
	38.00			$20	$23	$760	$760
(1)In the second quarter of 2022, Brookfield Renewable redeemed all of the outstanding units of Series 11 Preferred Limited Partnership units.
Distributions paid during the three and six months ended June 30, 2023, totaled $10 million and $20 million, respectively (2022: $12 million and $23 million, respectively).
During the quarter, Brookfield Renewable declared the fixed quarterly distributions on the Class A Preferred Limited Partnership Series 13 Units during the five years commencing May 1, 2023 will be paid at an annual rate of 6.05%.
Class A Preferred LP Units - Normal Course Issuer Bid
In December 2022, the Toronto Stock Exchange accepted notice of Brookfield Renewable's intention to renew the normal course issuer bid in connection with the outstanding Class A Preferred Limited Partnership Units for another year to December 15, 2023, or earlier should the repurchases be completed prior to such date. Under this normal course issuer bid, Brookfield Renewable is permitted to repurchase up to 10% of the total public float for each respective series of its Class A Preferred Limited Partnership Units. Unitholders may receive a copy of the notice, free of charge, by contacting Brookfield Renewable. No shares were repurchased during the three and six months ended June 30, 2023 and 2022.